Accounts Receivable, Net (Details) - Summary of accounts receivable, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of accounts receivable, net [Abstract]
Accounts receivable	$ 63,493,891	$ 42,606,485
Less: Allowance for credit losses
Accounts receivable, net	$ 63,493,891	$ 42,606,485